Material Related Party Transactions - Details of Significant Transactions with Related Parties (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CSAH and its affiliates [member]
Disclosure of transactions between related parties [line items]
Payment of lease charges on aircraft	¥ 5,323	¥ 4,670	¥ 2,696
CSAH and its affiliates [member] | Aviation material sales income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	4	7	36
CSAH and its affiliates [member] | Entrusted management income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	39	27	27
CSAH and its affiliates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	4	2	1
CSAH and its affiliates [member] | Commission expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	39	36	44
CSAH and its affiliates [member] | Maintenance material purchase expense and lease charges for maintenance material [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	106	91	165
CSAH and its affiliates [member] | Air catering supplies expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	84	88	142
CSAH and its affiliates [member] | Lease charges for land and buildings [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	407	350	353
CSAH and its affiliates [member] | Property management fee [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	154	129	151
CSAH and its affiliates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	8	7	7
CSAH and its affiliates [member] | Commission income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	18	5	14
Joint ventures and associates [member] | Rental income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	7	7	7
Joint ventures and associates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	15	9	15
Joint ventures and associates [member] | Commission expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	6	10	14
Joint ventures and associates [member] | Repairing charges [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	2,474	1,773	2,442
Joint ventures and associates [member] | Property management fee [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	17	18	26
Joint ventures and associates [member] | Others [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	50	16	7
Joint ventures and associates [member] | Repairing charges and maintenance material purchase expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	2,124	2,331	2,956
Joint ventures and associates [member] | Ground service expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	13	131	112
Joint ventures and associates [member] | Air catering supplies [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	3	18	93
Joint ventures and associates [member] | Advertising expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	131	169	196
Joint ventures and associates [member] | Maintenance material sales and handling income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	30	14	7
Joint ventures and associates [member] | Entrustment income for advertising media business [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	2	2	1
Joint ventures and associates [member] | Repairing income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	12	12	4
Joint ventures and associates [member] | Air catering supplies income [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	10	8	35
Joint ventures and associates [member] | Pilot training income [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	19	15	35
Joint ventures and associates [member] | Transfer of pilots income [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	24	0	0
Joint ventures and associates [member] | Ground service income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	18	16	16
Joint ventures and associates [member] | Labor service income and rental income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	0	0	8
Joint ventures and associates [member] | Lease charges for land and buildings [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	14	0	0
Joint ventures and associates [member] | Aircraft leasing income [member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services related party transactions	4	0	0
Other related companies [member] | Others [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	0	0	9
Other related companies [member] | Computer reservation services [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	465	433	685
Other related companies [member] | Aviation supplies expenses [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	0	0	53
Other related companies [member] | Canteen service [member]
Disclosure of transactions between related parties [line items]
Services received related party transactions	¥ 0	¥ 0	¥ 24